Submission	Nov. 06, 2024
Submission [Line Items]
Central Index Key	0001706946
Registrant Name	Virgin Galactic Holdings, Inc
Registration File Number	333-272826
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES